PREFERRED STOCK AND STOCK-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mezzanine Equity [Line Items]
Liquidation Preference		$ 36,520
Redeemable convertible preferred stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Shares Authorized	111,452,020	111,452,020	111,452,020
Shares Issued and Paid	111,452,020	111,452,020	111,452,020
Carrying Value, Net of issuance costs	$ 154,800	$ 154,800	$ 154,800
Liquidation Preference	$ 216,574	$ 213,484	$ 201,368
Series A Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Shares Authorized	16,078,344	16,078,344	16,078,344
Shares Issued and Paid	16,078,344	16,078,344	16,078,344
Carrying Value, Net of issuance costs	$ 385	$ 385	$ 385
Liquidation Preference	$ 4,700	$ 4,633	$ 4,370
Series A-1 Redeemable Convertible Preferred Stock [Member]
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Shares Authorized	4,297,440	4,297,440	4,297,440
Shares Issued and Paid	4,297,440	4,297,440	4,297,440
Carrying Value, Net of issuance costs	$ 638	$ 638	$ 638
Liquidation Preference	$ 1,497	$ 1,476	$ 1,392
Series B Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Shares Authorized	15,253,512	15,253,512	15,253,512
Shares Issued and Paid	15,253,512	15,253,512	15,253,512
Carrying Value, Net of issuance costs	$ 4,497	$ 4,497	$ 4,497
Liquidation Preference	$ 10,074	$ 9,930	$ 9,367
Series B-1 Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Shares Authorized	2,087,880	2,087,880	2,087,880
Shares Issued and Paid	2,087,880	2,087,880	2,087,880
Carrying Value, Net of issuance costs	$ 492	$ 492	$ 492
Liquidation Preference	$ 1,132	$ 1,115	$ 1,052
Series C Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Shares Authorized	29,537,800	29,537,800	29,537,800
Shares Issued and Paid	29,537,800	29,537,800	29,537,800
Carrying Value, Net of issuance costs	$ 25,147	$ 25,147	$ 25,147
Liquidation Preference	$ 23,452	$ 23,117	$ 21,805
Series C-1 Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Shares Authorized	3,000,000	3,000,000	3,000,000
Shares Issued and Paid	3,000,000	3,000,000	3,000,000
Liquidation Preference	$ 1,964	$ 1,936	$ 1,826
Series C-2 Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Shares Authorized	8,695,368	8,695,368	8,695,368
Shares Issued and Paid	8,695,368	8,695,368	8,695,368
Carrying Value, Net of issuance costs	$ 5,054	$ 5,054	$ 5,054
Liquidation Preference	$ 11,883	$ 11,713	$ 11,048
Series D Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Shares Authorized	18,605,940	18,605,940	18,605,940
Shares Issued and Paid	18,605,940	18,605,940	18,605,940
Carrying Value, Net of issuance costs	$ 30,739	$ 30,739	$ 30,739
Liquidation Preference	$ 46,914	$ 46,245	$ 43,621
Series E Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Shares Authorized	11,066,882	11,066,882	11,066,882
Shares Issued and Paid	11,066,882	11,066,882	11,066,882
Carrying Value, Net of issuance costs	$ 67,858	$ 67,858	$ 67,858
Liquidation Preference	$ 90,282	$ 88,995	$ 83,944
Series E-1 Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Shares Authorized	2,828,854	2,828,854	2,828,854
Shares Issued and Paid	2,828,854	2,828,854	2,828,854
Carrying Value, Net of issuance costs	$ 19,990	$ 19,990	$ 19,990
Liquidation Preference	$ 24,676	$ 24,324	$ 22,943
Redeemable preferred stock
Mezzanine Equity [Line Items]
Mezzanine Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Shares Authorized	3,500	3,500	3,500
Shares Issued and Paid	3,500	3,500	3,500
Carrying Value, Net of issuance costs	$ 10,735	$ 10,735
Liquidation Preference	$ 37,451	$ 36,520